SCHEDULE OF INTEREST EXPENSES (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Debt Disclosure [Abstract]
Interest on notes	$ 23,232	$ 44,531
Amortization of discount	25,367	69,644
Total	$ 48,599	$ 114,175